                            FLEXIBLE PREMIUM VARIABLE
                                ANNUITY CONTRACT
                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

              METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT I
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                         SUPPLEMENT DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS -- SERIES I      MET INVESTORS SERIES TRUST
  AIM V.I. Basic Balanced Fund                  BlackRock High Yield Portfolio -- Class A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC. -- CLASS B                         BlackRock Large Cap Core Portfolio -- Class E
  Global Technology Portfolio                   Lord Abbett Growth and Income Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2                   Met/AIM Capital Appreciation Portfolio -- Class A
  Contrafund(R) Portfolio                       MFS(R) Research International Portfolio -- Class B
  Dynamic Capital Appreciation Portfolio        Pioneer Strategic Income Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2                     Third Avenue Small Cap Value Portfolio -- Class B
  Franklin Small-Mid Cap Growth Securities
     Fund
  Templeton Foreign Securities Fund           METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       BlackRock Aggressive Growth Portfolio -- Class D
  Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                       BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Capital and
     Income Portfolio -- Class I                Capital Guardian U.S. Equity Portfolio -- Class A
  Legg Mason Partners Variable Dividend
     Strategy Portfolio                         FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                      FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                 Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable International
     All Cap Opportunity Portfolio              MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Investors
     Portfolio -- Class I                       T. Rowe Price Large Cap Growth Portfolio -- Class B
  Legg Mason Partners Variable Large Cap
     Growth Portfolio -- Class I
  Legg Mason Partners Variable Mid Cap Core
     Portfolio -- Class I                     PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I                Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I                            VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Global High
     Yield Bond Portfolio                       Comstock Portfolio


Certain Underlying Funds have been subject to a substitution. Please see "Additional Information Regarding Underlying Funds" for more information.

                                   FEE TABLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge................  1.25%(1)
Administrative Expense Charge....................  0.15%
                                                   -----
          TOTAL ANNUAL SEPARATE ACCOUNT CHARGES..  1.40%



(1)    We will waive the following amounts of the Mortality and Expense Risk
       Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; and an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio - Class B; 1.18% for the Subaccount investing in the MFS Research International
       Portfolio - Class B; 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio - Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government
       Portfolio - Class A; and 1.50% for the Subaccount investing in Van Kampen Mid-Cap Growth Portfolio - Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-784-6088.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                               MINIMUM   MAXIMUM
                                                               -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-
1) fees, and other expenses)                                     0.40%     1.21%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                           DISTRIBUTION              ACQUIRED    TOTAL    CONTRACTUAL FEE   NET TOTAL
                                              AND/OR                FUND FEES    ANNUAL    WAIVER AND/OR     ANNUAL
                             MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING      EXPENSE       OPERATING
UNDERLYING FUND                  FEE           FEES       EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT   EXPENSES**
---------------              ----------  ---------------  --------  ---------  ---------  ---------------  ----------
AIM VARIABLE INSURANCE
  FUNDS --
  SERIES I
  AIM V.I. Basic Balanced
     Fund                       0.75%            --         0.43%        --       1.18%         0.27%         0.91%(1)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND,
  INC. --
  CLASS B
  Global Technology
     Portfolio                  0.75%          0.25%        0.17%        --       1.17%           --          1.17%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS --
  SERVICE CLASS 2
  Contrafund(R) Portfolio       0.56%          0.25%        0.09%        --       0.90%           --          0.90%
  Dynamic Capital
     Appreciation Portfolio     0.56%          0.25%        0.23%        --       1.04%           --          1.04%

                                           DISTRIBUTION              ACQUIRED    TOTAL    CONTRACTUAL FEE   NET TOTAL
                                              AND/OR                FUND FEES    ANNUAL    WAIVER AND/OR     ANNUAL
                             MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING      EXPENSE       OPERATING
UNDERLYING FUND                  FEE           FEES       EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT   EXPENSES**
---------------              ----------  ---------------  --------  ---------  ---------  ---------------  ----------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST --
  CLASS 2
  Franklin Small-Mid Cap
     Growth Securities Fund     0.47%          0.25%        0.28%      0.01%      1.01%         0.01%         1.00%(2)
  Templeton Foreign
     Securities Fund            0.63%          0.25%        0.14%      0.02%      1.04%         0.02%         1.02%(2)
LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST
  Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I++                  0.75%            --         0.07%        --       0.82%           --          0.82%(3)
  Legg Mason Partners
     Variable Appreciation
     Portfolio --
     Class I                    0.69%            --         0.11%      0.01%      0.81%           --          0.81%(4)
  Legg Mason Partners
     Variable Capital and
     Income Portfolio --
     Class I                    0.75%            --         0.13%        --       0.88%           --          0.88%
  Legg Mason Partners
     Variable Dividend
     Strategy Portfolio++       0.65%            --         0.33%        --       0.98%           --          0.98%(3)
  Legg Mason Partners
     Variable Equity Index
     Portfolio --
     Class II                   0.31%          0.25%        0.08%        --       0.64%           --          0.64%(3)
  Legg Mason Partners
     Variable Fundamental
     Value Portfolio --
     Class I                    0.75%            --         0.08%        --       0.83%           --          0.83%(3)
  Legg Mason Partners
     Variable International
     All Cap Opportunity
     Portfolio++                0.85%            --         0.26%        --       1.11%           --          1.11%(3)
  Legg Mason Partners
     Variable Investors
     Portfolio --
     Class I                    0.62%            --         0.14%        --       0.76%           --          0.76%(3)
  Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I++                  0.75%            --         0.15%        --       0.90%           --          0.90%(4)
  Legg Mason Partners
     Variable Mid Cap Core
     Portfolio --
     Class I++                  0.75%            --         0.26%        --       1.01%           --          1.01%(3)
  Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I                    0.75%            --         0.35%        --       1.10%           --          1.10%(3)
LEGG MASON PARTNERS
  VARIABLE INCOME TRUST --
  CLASS I
  Legg Mason Partners
     Variable Global High
     Yield Bond Portfolio       0.80%            --         0.41%        --       1.21%           --          1.21%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio --
     Class A                    0.60%            --         0.13%        --       0.73%           --          0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E       0.58%          0.15%        0.06%        --       0.79%           --          0.79%
  Lord Abbett Growth and
     Income Portfolio --
     Class B                    0.49%          0.25%        0.03%        --       0.77%           --          0.77%
  Met/AIM Capital
     Appreciation
     Portfolio --
     Class A                    0.76%            --         0.10%        --       0.86%           --          0.86%

                                           DISTRIBUTION              ACQUIRED    TOTAL    CONTRACTUAL FEE   NET TOTAL
                                              AND/OR                FUND FEES    ANNUAL    WAIVER AND/OR     ANNUAL
                             MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING      EXPENSE       OPERATING
UNDERLYING FUND                  FEE           FEES       EXPENSES  EXPENSES*   EXPENSES   REIMBURSEMENT   EXPENSES**
---------------              ----------  ---------------  --------  ---------  ---------  ---------------  ----------
  MFS(R) Research
     International
     Portfolio --
     Class B                    0.70%          0.25%        0.09%        --       1.04%           --          1.04%
  Pioneer Strategic Income
     Portfolio -- Class A       0.60%            --         0.09%        --       0.69%           --          0.69%(5)
  Third Avenue Small Cap
     Value Portfolio --
     Class B                    0.73%          0.25%        0.03%        --       1.01%           --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+      0.70%          0.25%        0.18%        --       1.13%           --          1.13%
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive
     Growth
     Portfolio -- Class D       0.71%          0.10%        0.05%        --       0.86%           --          0.86%
  BlackRock Bond Income
     Portfolio -- Class A       0.38%            --         0.06%        --       0.44%         0.01%         0.43%(6)
  BlackRock Money Market
     Portfolio -- Class A       0.33%            --         0.07%        --       0.40%         0.01%         0.39%(7)
  Capital Guardian U.S.
     Equity
     Portfolio -- Class A       0.66%            --         0.05%        --       0.71%           --          0.71%
  FI Large Cap Portfolio --
     Class A                    0.77%            --         0.07%        --       0.84%           --          0.84%
  FI Value Leaders
     Portfolio --
     Class D                    0.64%          0.10%        0.07%        --       0.81%           --          0.81%
  Jennison Growth
     Portfolio --
     Class B                    0.63%          0.25%        0.04%        --       0.92%           --          0.92%
  MFS(R) Total Return
     Portfolio --
     Class F                    0.53%          0.20%        0.05%        --       0.78%           --          0.78%
  T. Rowe Price Large Cap
     Growth Portfolio --
     Class B                    0.60%          0.25%        0.07%        --       0.92%           --          0.92%
  Western Asset Management
     U.S. Government
     Portfolio --
     Class A+                   0.49%            --         0.05%        --       0.54%           --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE
  CLASS
  Total Return Portfolio        0.25%            --         0.58%        --       0.83%           --          0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio            0.56%          0.25%        0.03%        --       0.84%           --          0.84%



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all contracts. Availability depends on contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.

-------------
(1)The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.91% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2009.
(2)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(3)Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the funds going forward.
(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the funds going forward.
(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

                              THE ANNUITY CONTRACT

     -----------------------------------------------------------------------

PURCHASE PAYMENTS

We have added two paragraphs at the end of this subsection:

IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")

THE VARIABLE FUNDING OPTIONS

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                INVESTMENT
FUNDING OPTION          INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
--------------          --------------------    ------------------
AIM VARIABLE
  INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Basic        Seeks long-term         Invesco Aim
     Balanced Fund      growth of capital       Advisors, Inc.
                        and current income.     Subadvisers: Invesco
                                                Trimark Investment
                                                Management Inc.;
                                                Invesco Global Asset
                                                Management (N.A.),
                                                Inc.; Invesco
                                                Institutional
                                                (N.A.), Inc.;
                                                Invesco Senior
                                                Secured Management,
                                                Inc.; Invesco Hong
                                                Kong Limited;
                                                Invesco Asset
                                                Management Limited;
                                                Invesco Asset
                                                Management (Japan)
                                                Limited; Invesco
                                                Asset Management
                                                Deutschland, GmbH;
                                                and Invesco
                                                Australia Limited

                                                INVESTMENT
FUNDING OPTION          INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
--------------          --------------------    ------------------
ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS
  SERIES FUND,
  INC. --
  CLASS B
  Global Technology     Seeks long-term         AllianceBernstein
     Portfolio          growth of capital.      L.P.
FIDELITY(R) VARIABLE
  INSURANCE
  PRODUCTS --
  SERVICE CLASS 2
  Contrafund(R)         Seeks long-term         Fidelity Management
     Portfolio          capital                 & Research Company
                        appreciation.
  Dynamic Capital       Seeks capital           Fidelity Management
     Appreciation       appreciation.           & Research Company
     Portfolio
FRANKLIN TEMPLETON
  VARIABLE
  INSURANCE
  PRODUCTS TRUST --
  CLASS 2
  Franklin Small-Mid    Seeks long-term         Franklin Advisers,
     Cap Growth         capital growth.         Inc.
     Securities Fund
  Templeton Foreign     Seeks long-term         Templeton Investment
     Securities Fund    capital growth.         Counsel, LLC
                                                Subadviser: Franklin
                                                Templeton Investment
                                                Management Limited
LEGG MASON PARTNERS
  VARIABLE EQUITY
  TRUST
  Legg Mason            Seeks capital           Legg Mason Partners
     Partners           appreciation.           Fund Advisor, LLC
     Variable                                   Subadviser:
     Aggressive                                 ClearBridge
     Growth                                     Advisors, LLC
     Portfolio --
     Class I
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           appreciation of         Fund Advisor, LLC
     Variable           capital.                Subadviser:
     Appreciation                               ClearBridge
     Portfolio --                               Advisors, LLC
     Class I
  Legg Mason            Seeks total return      Legg Mason Partners
     Partners           (that is, a             Fund Advisor, LLC
     Variable           combination of          Subadvisers: Western
     Capital and        income and long-term    Asset Management
     Income             capital                 Company; ClearBridge
     Portfolio --       appreciation).          Advisors, LLC;
     Class I                                    Western Asset
                                                Management Company
                                                Limited
  Legg Mason            Seeks capital           Legg Mason Partners
     Partners           appreciation,           Fund Advisor, LLC
     Variable           principally through     Subadviser:
     Dividend           investments in          ClearBridge
     Strategy           dividend-paying         Advisors, LLC
     Portfolio          stocks.
  Legg Mason            Seeks investment        Legg Mason Partners
     Partners           results that, before    Fund Advisor, LLC
     Variable Equity    expenses, correspond    Subadviser:
     Index              to the price and        Batterymarch
     Portfolio --       yield performance of    Financial
     Class II           the S&P 500(R)          Management, Inc.
                        Index.
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           capital growth.         Fund Advisor, LLC
     Variable           Current income is a     Subadviser:
     Fundamental        secondary               ClearBridge
     Value              consideration.          Advisors, LLC
     Portfolio --
     Class I
  Legg Mason            Seeks total return      Legg Mason Partners
     Partners           on assets from          Fund Advisor, LLC
     Variable           growth of capital       Subadviser: Global
     International      and income.             Currents Investment
     All Cap                                    Management, LLC
     Opportunity
     Portfolio
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           growth of capital.      Fund Advisor, LLC
     Variable           Current income is a     Subadviser:
     Investors          secondary objective.    ClearBridge
     Portfolio --                               Advisors, LLC
     Class I

                                                INVESTMENT
FUNDING OPTION          INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
--------------          --------------------    ------------------
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           growth of capital.      Fund Advisor, LLC
     Variable Large                             Subadviser:
     Cap Growth                                 ClearBridge
     Portfolio --                               Advisors, LLC
     Class I
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           growth of capital.      Fund Advisor, LLC
     Variable Mid                               Subadviser:
     Cap Core                                   ClearBridge
     Portfolio --                               Advisors, LLC
     Class I
  Legg Mason            Seeks long-term         Legg Mason Partners
     Partners           growth of capital.      Fund Advisor, LLC
     Variable Small                             Subadviser:
     Cap Growth                                 ClearBridge
     Portfolio --                               Advisors, LLC
     Class I
LEGG MASON PARTNERS
  VARIABLE INCOME
  TRUST --
  CLASS I
  Legg Mason            Seeks to maximize       Legg Mason Partners
     Partners           total return,           Fund Advisor, LLC
     Variable Global    consistent with the     Subadvisers: Western
     High Yield Bond    preservation of         Asset Management
     Portfolio          capital.                Company; Western
                                                Asset Management
                                                Company Limited
MET INVESTORS SERIES
  TRUST
  BlackRock High        Seeks to maximize       Met Investors
     Yield              total return,           Advisory LLC
     Portfolio --       consistent with         Subadviser:
     Class A            income generation       BlackRock Financial
                        and prudent             Management, Inc.
                        investment
                        management.
  BlackRock Large       Seeks long-term         Met Investors
     Cap Core           capital growth.         Advisory LLC
     Portfolio --                               Subadviser:
     Class E                                    BlackRock Advisors,
                                                LLC
  Lord Abbett Growth    Seeks long-term         Met Investors
     and Income         growth of capital       Advisory LLC
     Portfolio --       and income without      Subadviser: Lord,
     Class B            excessive               Abbett & Co. LLC
                        fluctuation in
                        market value.
  Met/AIM Capital       Seeks capital           Met Investors
     Appreciation       appreciation.           Advisory LLC
     Portfolio --                               Subadviser: Invesco
     Class A                                    Aim Capital
                                                Management, Inc.
  MFS(R) Research       Seeks capital           Met Investors
     International      appreciation.           Advisory LLC
     Portfolio --                               Subadviser:
     Class B                                    Massachusetts
                                                Financial Services
                                                Company
  Pioneer Strategic     Seeks a high level      Met Investors
     Income             of current income.      Advisory LLC
     Portfolio --                               Subadviser: Pioneer
     Class A                                    Investments
                                                Management, Inc.
  Third Avenue Small    Seeks long-term         Met Investors
     Cap Value          capital                 Advisory LLC
     Portfolio --       appreciation.           Subadviser: Third
     Class B                                    Avenue Management
                                                LLC
  Van Kampen Mid Cap    Seeks capital           Met Investors
     Growth             appreciation.           Advisory LLC
     Portfolio --                               Subadviser: Morgan
     Class B+                                   Stanley Investment,
                                                Inc. (d/b/a Van
                                                Kampen)
METROPOLITAN SERIES
  FUND, INC.
  BlackRock             Seeks maximum           MetLife Advisers,
     Aggressive         capital                 LLC
     Growth             appreciation.           Subadviser:
     Portfolio --                               BlackRock Advisors,
     Class D                                    LLC
  BlackRock Bond        Seeks a competitive     MetLife Advisers,
     Income             total return            LLC
     Portfolio --       primarily from          Subadviser:
     Class A            investing in fixed-     BlackRock Advisors,
                        income securities.      LLC
  BlackRock Money       Seeks a high level      MetLife Advisers,
     Market             of current income       LLC
     Portfolio --       consistent with         Subadviser:
     Class A            preservation of         BlackRock Advisors,
                        capital.                LLC

                                                INVESTMENT
FUNDING OPTION          INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
--------------          --------------------    ------------------
  Capital Guardian      Seeks long-term         MetLife Advisers,
     U.S. Equity        growth of capital.      LLC
     Portfolio --                               Subadviser: Capital
     Class A                                    Guardian Trust
                                                Company
  FI Large Cap          Seeks long-term         MetLife Advisers,
     Portfolio --       growth of capital.      LLC
     Class A                                    Subadviser: Pyramis
                                                Global Advisors, LLC
  FI Value Leaders      Seeks long-term         MetLife Advisers,
     Portfolio --       growth of capital.      LLC
     Class D                                    Subadviser: Pyramis
                                                Global Advisors, LLC
  Jennison Growth       Seeks long-term         MetLife Advisers,
     Portfolio --       growth of capital.      LLC
     Class B                                    Subadviser: Jennison
                                                Associates LLC
  MFS(R) Total          Seeks a favorable       MetLife Advisers,
     Return             total return through    LLC
     Portfolio --       investment in a         Subadviser:
     Class F            diversified             Massachusetts
                        portfolio.              Financial Services
                                                Company
  T. Rowe Price         Seeks long-term         MetLife Advisers,
     Large Cap          growth of capital       LLC
     Growth             and, secondarily,       Subadviser: T. Rowe
     Portfolio --       dividend income.        Price Associates,
     Class B                                    Inc.
  Western Asset         Seeks to maximize       MetLife Advisers,
     Management U.S.    total return            LLC
     Government         consistent with         Subadviser: Western
     Portfolio --       preservation of         Asset Management
     Class A+           capital and             Company
                        maintenance of
                        liquidity.
PIMCO VARIABLE
  INSURANCE
  TRUST --
  ADMINISTRATIVE
  CLASS
  Total Return          Seeks maximum total     Pacific Investment
     Portfolio          return, consistent      Management Company
                        with preservation of    LLC
                        capital and prudent
                        investment
                        management.
VAN KAMPEN LIFE
  INVESTMENT
  TRUST --
  CLASS II
  Comstock Portfolio    Seeks capital growth    Van Kampen Asset
                        and income through      Management
                        investments in
                        equity securities,
                        including common
                        stocks, preferred
                        stocks and
                        securities
                        convertible into
                        common and preferred
                        stocks.



-------------
+ Not available under all contracts. Availability depends on contract issue date.

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Variable Funding Options were subject to a substitution. The chart below identifies the former name and new name for each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

     FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
-----------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE     METROPOLITAN SERIES FUND, INC.
     INCOME TRUST                     Western Asset Management U.S.
     Legg Mason Partners              Government Portfolio -
     Variable Government              Class A
     Portfolio - Class I
PUTNAM VARIABLE TRUST            MET INVESTORS SERIES TRUST
     Putnam VT Discovery Growth       Van Kampen Mid Cap Growth
     Fund - Class IB                  Portfolio - Class B
VAN KAMPEN LIFE INVESTMENT       METROPOLITAN SERIES FUND, INC.
     TRUST                            Jennison Growth Portfolio - Class B
     Strategic Growth
     Portfolio - Class II

                             CHARGES AND DEDUCTIONS

     -----------------------------------------------------------------------

WITHDRAWAL CHARGE

We have modified the first paragraph of this subsection to read as follows:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

YEARS SINCE PURCHASE          PAYMENT MADE     WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO      BUT LESS THAN
       0 years                3 years          7%
       3 years                4 years          6%
       4 years                5 years          5%
       5 years                6 years          4%
       6 years                7 years          3%
       7+ years                                0%


ADMINISTRATIVE CHARGES

We have modified the second sentence of the first paragraph of this subsection to read:

The annual contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August.

                                    TRANSFERS

     -----------------------------------------------------------------------

DOLLAR COST AVERAGING

We have added the following sentence at the end of the last paragraph in this subsection:

If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

     -----------------------------------------------------------------------

We have modified the first sentence of the third paragraph of this section's introduction to read as follows:

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution).

We have added the following paragraph to the end of this section:

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                                  DEATH BENEFIT

     -----------------------------------------------------------------------

PAYMENT OF PROCEEDS

We have modified the third paragraph in the SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER) subsection to read as follows:

The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the contracts. Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

For purposes of the death benefit on the continued contract, the death benefit will be calculated the same as prior to continuation except all values used to calculate the death benefit, are reset on the date the spouse continues the contract.

                               THE ANNUITY PERIOD

     -----------------------------------------------------------------------

MATURITY DATE

We have added the following sentence to the end of the first paragraph in this subsection:

Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

                                OTHER INFORMATION

     -----------------------------------------------------------------------

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We have modified the second paragraph in the subsection DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT to read as follows:

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.